Organization and Principal Activities (Details)	12 Months Ended
Dec. 31, 2018
Beijing Yinghua Wealth Investment Management Holdings Co., Ltd. ("Yinghua Wealth") [Member]
Name	Beijing Yinghua Wealth Investment Management Holdings Co., Ltd. (“Yinghua Wealth”)
Incorporation date	Apr. 11, 2011
Place of incorporation/establishment	PRC
Percentage of ownership	91.91%
Principal activities	Investment consulting
Beijing Oriental Union Investment Management Co., Ltd. ("Beijing Oriental") [Member]
Name	Beijing Oriental Union Investment Management Co., Ltd. (“Beijing Oriental”)
Incorporation date	Jun. 21, 2011
Place of incorporation/establishment	PRC
Percentage of ownership	Consolidated VIE
Principal activities	Services for online marketplace
UCF Huarong Investment Co., Ltd. (UCF) [Member]
Name	UCF Huarong Investment Co., Ltd. (UCF)
Incorporation date	Dec. 23, 2011
Place of incorporation/establishment	Hong Kong
Percentage of ownership	100.00%
Principal activities	Holding company
Beijing NCF Financial Services Information Technology Co., Ltd. ("NCF Financial") [Member]
Name	Beijing NCF Financial Services Information Technology Co., Ltd. (“NCF Financial”)
Incorporation date	Apr. 15, 2014
Place of incorporation/establishment	PRC
Percentage of ownership	100.00%
Principal activities	Financing / Investment advisory services provider
Beijing Jing Xun Shi Dai Technology Co., Ltd. ("Jing Xun Shi Dai") [Member]
Name	Beijing Jing Xun Shi Dai Technology Co., Ltd. (“Jing Xun Shi Dai”)
Incorporation date	Jun. 27, 2014
Place of incorporation/establishment	PRC
Percentage of ownership	Consolidated VIE
Principal activities	Services for online marketplace
State Ace Ltd. (SAL) [Member]
Name	State Ace Ltd. (SAL)
Incorporation date	Oct. 22, 2015
Place of incorporation/establishment	BVI
Percentage of ownership	100.00%
Principal activities	Holding company
Zhan Yang Ltd. (ZYL) [Member]
Name	Zhan Yang Ltd. (ZYL)
Incorporation date	Oct. 22, 2015
Place of incorporation/establishment	BVI
Percentage of ownership	100.00%
Principal activities	Holding company
Tall Lead Ltd. (TLL) [Member]
Name	Tall Lead Ltd. (TLL)
Incorporation date	Oct. 22, 2015
Place of incorporation/establishment	BVI
Percentage of ownership	100.00%
Principal activities	Holding company
NCF Development Co., Ltd. (NCFD) [Member]
Name	NCF Development Co., Ltd. (NCFD)
Incorporation date	Nov. 16, 2015
Place of incorporation/establishment	Hong Kong
Percentage of ownership	100.00%
Principal activities	Holding company
NCF International Ltd. (NCFI) [Member]
Name	NCF International Ltd. (NCFI)
Incorporation date	Nov. 16, 2015
Place of incorporation/establishment	Hong Kong
Percentage of ownership	100.00%
Principal activities	Holding company
Shenzhen Yifang Yurong Financial Information Technology Service Co., Ltd. ("Yifang Yurong") [Member]
Name	Shenzhen Yifang Yurong Financial Information Technology Service Co., Ltd. (“Yifang Yurong”)
Incorporation date	Dec. 01, 2015
Place of incorporation/establishment	PRC
Percentage of ownership	100.00%
Principal activities	Investment consulting
Shenzhen Yingxin Fund Sales Limited Liability Co., Ltd. ("Yingxin Fund Sales") [Member]
Name	Shenzhen Yingxin Fund Sales Limited Liability Co., Ltd. (“Yingxin Fund Sales”)
Incorporation date	Dec. 29, 2015
Place of incorporation/establishment	PRC
Percentage of ownership	100.00%
Principal activities	Fund sales agency
Beijing NCF Cloud Services Information Technology Co., Ltd. ("Cloud Services") [Member]
Name	Beijing NCF Cloud Services Information Technology Co., Ltd. (“Cloud Services”)
Incorporation date	Jan. 05, 2016
Place of incorporation/establishment	PRC
Percentage of ownership	100.00%
Principal activities	Technology development and services
Shanghai Cenmu Business Information Consulting Co., Ltd. [Member]
Name	Shanghai Cenmu Business Information Consulting Co., Ltd.
Incorporation date	Jan. 17, 2017
Place of incorporation/establishment	PRC
Percentage of ownership	100.00%
Principal activities	Business consulting
Xinzu (Beijing) Technology Co., Ltd. [Member]
Name	Xinzu (Beijing) Technology Co., Ltd.
Incorporation date	May 05, 2017
Place of incorporation/establishment	PRC
Percentage of ownership	Consolidated VIE as a subsidiary of Jing Xun Shi Dai
Principal activities	Technology development and consulting
Shanghai NCF Puhui Business Consulting Co., Ltd. [Member]
Name	Shanghai NCF Puhui Business Consulting Co., Ltd.
Incorporation date	Jul. 30, 2018
Place of incorporation/establishment	PRC
Percentage of ownership	100.00%
Principal activities	Business consulting